Fair Value - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Line Items]
Fair value reinsurement rate	100.00%
Quoted prices in active markets for identical assets (Level 1)
Fair Value Disclosures [Line Items]
Fair value measurement of investment	$ 20.7	$ 49.3